NATIONWIDE MUTUAL FUNDS

Nationwide Destination 2010 Fund	Nationwide Destination 2040 Fund
Nationwide Destination 2015 Fund	Nationwide Destination 2045 Fund
Nationwide Destination 2020 Fund	Nationwide Destination 2050 Fund
Nationwide Destination 2025 Fund	Nationwide Destination 2055 Fund
Nationwide Destination 2030 Fund	Nationwide Destination 2060 Fund
Nationwide Destination 2035 Fund

Supplement dated November 15, 2016
to the Prospectus dated March 1, 2016

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the Prospectus is amended as follows:

1.	The information under the section entitled "Portfolio Managers" on pages 5, 9, 13, 17, 21, 25, 29, 32 and 36 of the Prospectus is hereby deleted and replaced with the following:
Portfolio Manager	Title	Length of Service with Fund
Thomas R. Hickey Jr.	Head of Asset Strategies	Since 2007
Christopher C. Graham	Chief Investment Officer	Since 2016

2.	The information under the section entitled "Portfolio Managers" on page 40 of the Prospectus is hereby deleted and replaced with the following:
Portfolio Manager	Title	Length of Service with Fund
Thomas R. Hickey Jr.	Head of Asset Strategies	Since 2010
Christopher C. Graham	Chief Investment Officer	Since 2016

3.	The information under the section entitled "Portfolio Managers" on page 44 of the Prospectus is hereby deleted and replaced with the following:
Portfolio Manager	Title	Length of Service with Fund
Thomas R. Hickey Jr.	Head of Asset Strategies	Since 2014
Christopher C. Graham	Chief Investment Officer	Since 2016

4.	The paragraph under the section entitled "Portfolio Management" on page 54 of the Prospectus is hereby deleted and replaced with the following:

Thomas R. Hickey Jr. and Christopher C. Graham are the Funds' co-portfolio managers and are jointly responsible for the day-to-day management of the Funds in accordance with (1) their respective target asset class allocations and (2) the allocations to each of their respective Underlying Funds. Mr. Hickey joined NFA in April 2001 and is currently the Head of Asset Strategies at NFA.  Since September 2007, Mr. Hickey has been the lead manager for all NFA asset allocation strategies.

Mr. Graham joined the Office of Investments at Nationwide Mutual Insurance Company ("Nationwide Mutual") in November 2004, serving primarily as a portfolio manager for a hedge fund and for Nationwide Mutual's proprietary general account.  In June 2016, Mr. Graham joined NFA as its Chief Investment Officer.

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